RESTRICTED NET ASSETS (Details) - 12 months ended Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
RESTRICTED NET ASSETS
Percentage of after-tax profit to general reserve	10.00%
Amount of net assets restricted	¥ 4,015,583	$ 565,583
Foreign tax authority
RESTRICTED NET ASSETS
Percentage of after-tax profit to general reserve	10.00%
Percentage of general reserve registered capital	50.00%
Domestic tax authority
RESTRICTED NET ASSETS
Percentage of after-tax profit to general reserve	10.00%
Percentage of general reserve registered capital	50.00%